Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
L3Harris Technologies Inc.	1,015,685	$209,545,972
Lockheed Martin Corp.	694,213	261,496,153
Northrop Grumman Corp.	103,662	36,538,782
Raytheon Co.	568,502	120,641,809
United Technologies Corp.	1,305,996	187,514,906

		815,737,622

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	1,061,884	80,320,906
Expeditors International of Washington Inc.	1,401,673	102,238,028
United Parcel Service Inc., Class B	182,246	20,989,272

		203,548,206

Banks — 0.8%
BB&T Corp.	360,289	19,113,331
M&T Bank Corp.	522,246	81,747,166
U.S. Bancorp.	3,130,023	178,473,912
Wells Fargo & Co.	376,520	19,439,728

		298,774,137

Beverages — 3.1%
Brown-Forman Corp., Class B, NVS(a)	607,531	39,805,431
Coca-Cola Co. (The)	10,377,706	564,858,538
PepsiCo Inc.	3,915,447	537,081,865

		1,141,745,834

Biotechnology — 0.1%
Vertex Pharmaceuticals Inc.(b)	161,173	31,506,098

Capital Markets — 0.6%
CME Group Inc.	850,301	174,949,430
Intercontinental Exchange Inc.	338,365	31,914,587
MarketAxess Holdings Inc.	67,771	24,979,713

		231,843,730

Chemicals — 1.1%
Air Products & Chemicals Inc.	463,101	98,760,919
Ecolab Inc.	1,265,609	243,085,521
International Flavors & Fragrances Inc.	360,456	43,979,236

		385,825,676

Commercial Services & Supplies — 3.4%
Republic Services Inc.	5,806,477	508,124,802
Waste Connections Inc.(a)	2,038,572	188,364,053
Waste Management Inc.	4,764,129	534,582,915

		1,231,071,770

Communications Equipment — 2.3%
Cisco Systems Inc.	5,961,981	283,253,717
F5 Networks Inc.(b)	589,312	84,908,073
Juniper Networks Inc.	671,671	16,670,874
Motorola Solutions Inc.	2,651,317	440,967,044

		825,799,708

Containers & Packaging — 0.1%
Ball Corp.	422,468	29,560,086

Distributors — 0.2%
Genuine Parts Co.	620,609	63,662,071

Diversified Financial Services — 0.6%
Berkshire Hathaway Inc., Class B(b)	1,019,104	216,641,128

Diversified Telecommunication Services — 2.8%
AT&T Inc.	10,657,743	410,216,528
Verizon Communications Inc.	8,966,984	542,233,523

Security	Shares	Value

Diversified Telecommunication Services (continued)
Zayo Group Holdings Inc.(b)	2,031,417	$69,352,576

		1,021,802,627

Electric Utilities — 5.9%
Alliant Energy Corp.	783,155	41,773,488
American Electric Power Co. Inc.	1,987,102	187,562,558
Duke Energy Corp.	4,143,347	390,551,888
Evergy Inc.	1,537,654	98,271,467
Eversource Energy	1,181,037	98,900,038
NextEra Energy Inc.	2,263,531	539,489,979
Southern Co. (The)	6,509,084	407,859,204
Xcel Energy Inc.	6,443,489	409,225,986

		2,173,634,608

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	3,078,781	308,894,098
FLIR Systems Inc.	981,866	50,625,011

		359,519,109

Entertainment — 0.7%
Walt Disney Co. (The)	1,980,895	257,357,878

Equity Real Estate Investment Trusts (REITs) — 8.4%
American Tower Corp.	1,256,175	273,946,644
AvalonBay Communities Inc.	1,558,318	339,183,496
Camden Property Trust	1,482,650	169,570,680
Crown Castle International Corp.	2,424,810	336,539,380
Digital Realty Trust Inc.	148,565	18,873,698
Duke Realty Corp.	642,113	22,563,851
Equinix Inc.	73,792	41,823,830
Equity Residential	3,507,106	310,940,018
Essex Property Trust Inc.	454,485	148,675,678
Extra Space Storage Inc.	739,425	83,015,245
Invitation Homes Inc.	1,980,408	60,976,762
Mid-America Apartment Communities Inc.	710,676	98,776,857
National Retail Properties Inc.	1,497,638	88,225,855
Public Storage	1,528,038	340,538,549
Realty Income Corp.	3,116,799	254,922,990
SBA Communications Corp.	519,663	125,056,901
Simon Property Group Inc.	244,515	36,843,520
UDR Inc.	2,982,374	149,864,293
Ventas Inc.	993,814	64,697,291
Welltower Inc.	1,400,130	126,977,790

		3,092,013,328

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	309,464	91,944,849
Sysco Corp.	1,745,267	139,394,475
Walmart Inc.	2,051,513	240,560,415

		471,899,739

Food Products — 4.6%
Bunge Ltd.	349,892	18,894,168
Campbell Soup Co.	2,156,508	99,867,885
General Mills Inc.	1,241,644	63,150,014
Hershey Co. (The)	3,007,901	441,770,420
Hormel Foods Corp.	5,506,607	225,165,160
Ingredion Inc.	256,551	20,267,529
JM Smucker Co. (The)	671,615	70,976,273
Kellogg Co.	2,749,677	174,686,980
Lamb Weston Holdings Inc.	2,328,759	181,736,352
McCormick & Co. Inc./MD, NVS	1,079,788	173,511,134
Mondelez International Inc., Class A	3,399,931	178,326,381

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Tyson Foods Inc., Class A	279,519	$23,141,378

		1,671,493,674

Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	1,087,477	90,923,952
Baxter International Inc.	3,300,240	253,128,408
Becton Dickinson and Co.	543,542	139,146,752
Boston Scientific Corp.(b)	989,076	41,244,469
Cooper Companies Inc. (The)(a)	364,123	105,959,793
Danaher Corp.	1,868,457	257,510,744
Medtronic PLC	3,402,163	370,495,551
Stryker Corp.	1,050,475	227,186,228
Zimmer Biomet Holdings Inc.	145,138	20,062,426

		1,505,658,323

Health Care Providers & Services — 1.7%
Anthem Inc.	575,139	154,758,402
Henry Schein Inc.(a)(b)	272,460	17,051,909
Humana Inc.	364,753	107,310,333
Quest Diagnostics Inc.	211,325	21,396,656
UnitedHealth Group Inc.	820,458	207,329,737
Universal Health Services Inc., Class B	611,494	84,055,965
WellCare Health Plans Inc.(b)	97,454	28,904,856

		620,807,858

Health Care Technology — 0.0%
Cerner Corp.	289,928	19,459,967

Hotels, Restaurants & Leisure — 3.5%
Darden Restaurants Inc.	728,750	81,816,762
McDonald’s Corp.	2,572,764	506,062,679
Starbucks Corp.	2,749,296	232,480,470
Yum! Brands Inc.	4,375,696	445,052,040

		1,265,411,951

Household Durables — 0.4%
Garmin Ltd.	974,409	91,350,844
NVR Inc.(b)	18,322	66,629,602

		157,980,446

Household Products — 2.6%
Church & Dwight Co. Inc.	1,758,127	122,963,402
Clorox Co. (The)	1,006,923	148,712,458
Colgate-Palmolive Co.	1,572,306	107,860,192
Kimberly-Clark Corp.	890,516	118,331,766
Procter & Gamble Co. (The)	3,540,226	440,793,539

		938,661,357

Industrial Conglomerates — 0.3%
Honeywell International Inc.	738,567	127,572,678

Insurance — 10.6%
Aflac Inc.	4,709,374	250,350,322
Alleghany Corp.(b)	27,989	21,783,559
Allstate Corp. (The)	2,182,790	232,292,512
American Financial Group Inc./OH	1,062,845	110,578,394
American International Group Inc.	1,524,486	80,736,778
Aon PLC	1,424,859	275,225,764
Arch Capital Group Ltd.(a)(b)	7,724,889	322,591,365
Arthur J Gallagher & Co.	2,204,400	201,085,368
Chubb Ltd.	2,259,120	344,335,070
Cincinnati Financial Corp.	732,960	82,978,402
Erie Indemnity Co., Class A, NVS	158,790	29,260,233
Everest Re Group Ltd.	1,102,631	283,475,404
Fidelity National Financial Inc.	1,607,846	73,703,661

Security	Shares	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)	3,254,101	$185,744,085
Loews Corp.	330,837	16,211,013
Markel Corp.(a)(b)	145,567	170,458,957
Marsh & McLennan Companies Inc.	2,474,383	256,395,566
Progressive Corp. (The)	2,769,661	193,045,372
RenaissanceRe Holdings Ltd.	1,121,740	209,967,293
Travelers Companies Inc. (The)	1,297,399	170,037,113
Willis Towers Watson PLC	459,451	85,871,392
WR Berkley Corp.	3,971,760	277,626,024

		3,873,753,647

Interactive Media & Services — 0.2%
Alphabet Inc., Class C, NVS(a)(b)	32,757	41,277,423
Facebook Inc., Class A(b)	178,564	34,221,791

		75,499,214

Internet & Direct Marketing Retail — 0.1%
eBay Inc.	577,723	20,364,736
Expedia Group Inc.	146,515	20,022,740

		40,387,476

IT Services — 10.0%
Accenture PLC, Class A	2,207,901	409,389,003
Automatic Data Processing Inc.	1,153,933	187,202,551
Broadridge Financial Solutions Inc.	984,651	123,297,998
Cognizant Technology Solutions Corp., Class A	2,103,072	128,161,208
Fidelity National Information Services Inc.	2,795,269	368,304,643
Fiserv Inc.(a)(b)	4,447,594	472,067,627
FleetCor Technologies Inc.(a)(b)	334,910	98,537,220
International Business Machines Corp.	1,002,302	134,037,847
Jack Henry & Associates Inc.	2,025,523	286,733,036
Mastercard Inc., Class A(a)	1,393,551	385,748,852
Paychex Inc.	3,796,706	317,556,490
VeriSign Inc.(b)	660,511	125,510,300
Visa Inc., Class A	3,120,786	558,183,784
Western Union Co. (The)	2,397,144	60,072,429

		3,654,802,988

Leisure Products — 0.2%
Hasbro Inc.	638,928	62,174,084

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific Inc.	430,124	129,888,845

Media — 1.4%
CBS Corp., Class B, NVS	355,472	12,811,211
Charter Communications Inc., Class A(a)(b)	354,513	165,862,452
Comcast Corp., Class A	4,527,899	202,940,433
Fox Corp., Class B(b)	764,621	23,886,760
Omnicom Group Inc.	1,006,988	77,729,404
Sirius XM Holdings Inc.(a)	6,955,390	46,740,221

		529,970,481

Metals & Mining — 1.8%
Newmont Goldcorp Corp.	16,842,094	669,136,395

Mortgage Real Estate Investment — 1.6%
AGNC Investment Corp.	14,548,984	248,060,177
Annaly Capital Management Inc.	37,978,704	341,048,762

		589,108,939

Multi-Utilities — 2.7%
CMS Energy Corp.	1,397,658	89,338,300
Consolidated Edison Inc.	4,676,864	431,300,398
Dominion Energy Inc.	1,953,793	161,285,612

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
DTE Energy Co.	171,829	$21,877,268
Sempra Energy	157,722	22,792,406
WEC Energy Group Inc.	2,734,197	258,108,197

		984,702,181

Multiline Retail — 1.5%
Dollar General Corp.	1,785,860	286,344,792
Dollar Tree Inc.(a)(b)	1,128,518	124,588,387
Nordstrom Inc.	498,851	17,908,751
Target Corp.	1,226,083	131,080,534

		559,922,464

Oil, Gas & Consumable Fuels — 2.6%
Cabot Oil & Gas Corp.	3,384,492	63,086,931
Cheniere Energy Inc.(a)(b)	2,462,377	151,559,304
Chevron Corp.	3,610,826	419,361,331
Exxon Mobil Corp.	4,310,947	291,290,689
Occidental Petroleum Corp.	527,096	21,347,388
ONEOK Inc.	253,077	17,672,367

		964,318,010

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	1,017,655	58,382,867
Eli Lilly & Co.	1,854,066	211,270,821
Johnson & Johnson	3,309,038	436,925,378
Merck & Co. Inc.	4,378,541	379,444,363
Pfizer Inc.	11,132,776	427,164,615
Zoetis Inc.	958,760	122,644,579

		1,635,832,623

Professional Services — 0.3%
Verisk Analytics Inc.	741,668	107,319,360

Road & Rail — 0.2%
AMERCO	161,721	65,503,474

Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Inc.	288,091	84,367,449
Intel Corp.	805,364	45,527,227
Texas Instruments Inc.	168,059	19,829,282

		149,723,958

Software — 2.4%
CDK Global Inc.	680,731	34,404,145
Citrix Systems Inc.	835,678	90,971,907
Intuit Inc.	244,178	62,875,835
Microsoft Corp.	2,646,220	379,388,561
Oracle Corp.	3,260,443	177,661,539
Palo Alto Networks Inc.(a)(b)	316,181	71,896,398
Synopsys Inc.(b)	495,064	67,204,938

		884,403,323

Specialty Retail — 4.1%
Advance Auto Parts Inc.(a)	194,945	31,674,664
AutoZone Inc.(a)(b)	188,328	215,518,797
Burlington Stores Inc.(a)(b)	497,565	95,617,066

Security	Shares	Value

Specialty Retail (continued)
Home Depot Inc. (The)	1,444,088	$338,754,163
O’Reilly Automotive Inc.(b)	277,270	120,753,858
Ross Stores Inc.	1,735,096	190,287,978
TJX Companies Inc. (The)	7,435,109	428,634,034
Tractor Supply Co.	184,169	17,499,738
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	214,849	50,092,044

		1,488,832,342

Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.	448,186	111,490,750
Dell Technologies Inc., Class C(a)(b)	323,789	17,125,200

		128,615,950

Textiles, Apparel & Luxury Goods — 0.6%
NIKE Inc., Class B	1,441,782	129,111,578
VF Corp.	897,946	73,891,976

		203,003,554

Tobacco — 0.6%
Altria Group Inc.	2,789,199	124,928,223
Philip Morris International Inc.	1,169,016	95,204,663

		220,132,886

Water Utilities — 0.1%
American Water Works Co. Inc.	183,952	22,675,763

Wireless Telecommunication Services — 0.8%
T-Mobile U.S. Inc.(b)	3,707,371	306,451,287

Total Common Stocks — 99.8% (Cost: $31,439,131,345)		36,505,148,853

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	161,460,275	161,541,005
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	55,559,000	55,559,000

		217,100,005

Total Short-Term Investments — 0.6% (Cost: $217,080,411)		217,100,005

Total Investments in Securities — 100.4% (Cost: $31,656,211,756)		36,722,248,858

Other Assets, Less Liabilities — (0.4)%		(130,557,692)

Net Assets — 100.0%		$36,591,691,166

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Min Vol USA ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	87,585,915	73,874,360	161,460,275	$161,541,005	$112,191	(a)	$(9,959)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,188,000	(4,629,000)	55,559,000	55,559,000	377,940		—	—

				$217,100,005	$490,131		$(9,959)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate	644	12/20/19	$23,828	$217,615
S&P 500 E-Mini Index	382	12/20/19	57,984	1,592,232

				$1,809,847

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$36,505,148,853	$—	$—	$36,505,148,853
Money Market Funds	217,100,005	—	—	217,100,005

	$36,722,248,858	$—	$—	$36,722,248,858

Derivative financial instruments(a)
Assets
Futures Contracts	$1,809,847	$—	$—	$1,809,847

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4